Inventory (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
Schedule of Inventory

	December 31, 2018	December 31, 2017
In-process precious metals	$53.6	$131.6
Ore in stockpiles	35.4	44.1
Parts and supplies	45.7	41.5
Dore, refined precious metals and gold in concentrate	5.5	12.7
	140.2	229.9
Less: Long-term inventory	(30.0)	(68.7)
	$110.2	$161.2